LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 28, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Effective interest rate (1)	Principal amount		Maturity date
		December 28, 2025	December 29, 2024
Non-current portion of long-term debt
Revolving long-term bank credit facility, interest at variable U.S. interest rate(2)(3)	5.8%	$240,000	$—	Mar 2030
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually	5.5%	365,600	347,050	Nov 2029
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually	5.8%	146,240	138,820	Nov 2031
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly	5.8%	109,680	—	Mar 2028
Senior unsecured Canadian notes, Series 4, interest at fixed rate of 3.63%, payable semi-annually	5.7%	146,240	—	Mar 2028
Senior unsecured Canadian notes, Series 5, interest at fixed rate of 4.149%, payable semi-annually	5.6%	255,920	—	Nov 2030
Senior unsecured U.S., Series 1, interest at fixed rate of 4.70%, payable semi-annually	4.7%	600,000	—	Oct 2030
Senior unsecured U.S., Series 2, interest at fixed rate of 5.40%, payable semi-annually	5.4%	600,000	—	Oct 2035
Term loan, interest at variable U.S. interest rate, payable monthly	n/a	—	300,000	Jun 2026
Term loan facility, interest at variable U.S. interest rate, payable monthly(4)	5.9%	300,000	300,000	Aug 2029
Term loan facility, interest at variable U.S. interest rate, payable monthly(4)	5.5%	500,000	—	Dec 2027
Term loan facility, interest at variable U.S. interest rate, payable monthly(4)	5.6%	600,000	—	Dec 2028
Notes payable, interest at fixed rate of 2.91%, payable semi-annually	n/a	—	100,000	Aug 2026
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly	n/a	—	50,000	Aug 2026
		$3,863,680	$1,235,870
Current portion of long-term debt
Term loan, interest at variable U.S. interest rate, payable monthly	5.1%	300,000	—	Jun 2026
Notes payable, interest at fixed rate of 2.91%, payable semi-annually(5)	2.9%	100,000	—	Aug 2026
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly(5)(6)	2.9%	50,000	—	Aug 2026
Delayed draw term loan (DDTL), interest at variable U.S. interest rate, payable monthly(7)	n/a	—	300,000	n/a
		$450,000	$300,000
Long-term debt		$4,313,680	$1,535,870
(1) Represents the annualized effective interest rate for the year ended December 28, 2025, including the impact of interest rate swaps and cross currency interest rate swaps, where applicable.
(2) Secured Overnight Financing Rate (SOFR) advances at adjusted Term SOFR (includes a 0% to 0.25% reference rate adjustment) plus a spread ranging from 1% to 3%.
(3) The Company’s committed unsecured revolving long-term bank credit facility of $1.2 billion provides for an annual extension which is subject to the approval of the lenders. The spread added to the adjusted Term SOFR is a function of the total net debt to EBITDA ratio (as defined in the credit facility agreement and its amendments). In addition, an amount of $30.7 million (December 29, 2024 - $10.8 million) has been committed against this facility to cover various letters of credit.
(4) The term loan facility can be prepaid in whole or in part at any time with no penalties. U.S. Base Rate Advances at U.S. Base rates or SOFR advances at adjusted Term SOFR (includes a 0.10% reference rate adjustment) plus a spread ranging from 1% to 2% based on the Company's total net debt to EBITDA ratio (as defined in the term loan agreement and its amendments).
(5) The unsecured notes issued to accredited investors in the U.S. private placement market can be prepaid in whole or in part at any time, subject to the payment of a prepayment penalty as provided for in the Note Purchase Agreement.
(6) Adjusted SOFR rate is determined on the basis of floating rate notes that bear interest at a floating rate plus a spread of 1.57%.
(7) The DDTL was fully repaid on March 19, 2025.
n/a = not applicable